SHAREHOLDERS' EQUITY (Options Issued to Consultants) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options for Ordinary shares	641,089	496,298
Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Mar. 31, 2015
Options for Ordinary shares	1,500
Exercise price per share	$ 4.75
Options exercisable
Exercisable through	March, 2022
Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Oct. 31, 2015
Options for Ordinary shares	54,075
Exercise price per share	$ 4.52
Options exercisable
Exercisable through	October, 2022